THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

March 16, 2006

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust; SEC File Nos. 811-21237 and 333-100654

Dear Linda:

We enclosing Post-Effective Amendment No. 59 (“PEA No. 59”) to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its series, ACM Convertible Securities Fund (the “Fund”).

PEA No. 59 has been marked to show changes, which include material changes to the Fund’s Principal Strategies and Risks sections to clarify the sectors in which the Fund may be overweighted. We intend to file another Post-Effective Amendment to the Trust’s registration statement under Rule 485(b) of the 1933 Act immediately following the effectiveness of PEA No. 59, for the limited purpose of updating any missing performance information, and including the consent of the Fund’s independent accounting firm.

Please note that the Fund’s prospectus and SAI were reviewed last year by the Staff as Post-Effective Amendment No. 31, filed pursuant to Rule 485(a)(1) on April 1, 2005 (accession number 0001035449-05-000222). Except for the changes noted above, PEA No. 59 does not incorporate any material changes to the Fund’s investment objective, policies, techniques or other material aspects of the Fund’s operations. Therefore, pursuant to Release No. IC-13768, we respectfully request that PEA No. 59 be afforded limited and expedited review. The Fund’s annual amendment to its prospectus and SAI is due by April 30; we therefore request comments no later than Monday, April 24th.

If you have any questions regarding this letter, please contact me at (314) 552-6295 or Rita Kazembe of our office at (314) 552-6077.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren